November 13, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:    Babson Funds Complex (the "Funds")

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the registrants in the Babson Fund complex set forth below pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the Funds' Prospectus and Statement of Additional Information, each dated November 7, 2003, which would have been filed by the Funds pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendments ("PEA") to the Funds' registration statement on Form N-1A set forth below filed pursuant to Rule 485(b) of the Act on November 7, 2003:

Fund                                             File Numbers     PEA Numbers
-----------------------------------------------------------------------------
Babson Enterprise Fund, Inc.                    2-85791/811-3823           27
Babson Enterprise Fund II, Inc.                33-39321/811-6252           19
David L. Babson Growth Fund, Inc.               2-15530/ 811-901           84
Shadow Stock Fund, Inc.                        33-15074/811-5218           23
Babson Value Fund, Inc.                         2-93363/811-4114           25
Babson-Stewart Ivory International Fund, Inc.  33-17762/811-5386           23
D.L. Babson Trust                                2-10002/811-495          107
D.L. Babson Money Market Fund, Inc.             2-65761/811-2963           33
D.L. Babson Tax-Free Income Fund, Inc.          2-65489/811-2948           33

Please contact Curtis Barnes at (617) 824-1215 with any questions. Thank you.

Very truly yours,

MARTIN CRAMER

Martin Cramer
Compliance Officer of the Funds

cc:    Joseph Fleming
       Laura Moret


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